UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08480
Van Kampen Real Estate Securities Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Real Estate Securities Fund
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.2%
Diversified 5.8%
Forest City Enterprises, Inc., Class A	421,920	$12,940,286
Vornado Realty Trust	205,920	18,728,424

		31,668,710

Healthcare 8.9%
Assisted Living Concepts, Inc., Class A (a)	677,774	4,317,420
Brookdale Senior Living, Inc.	132,794	2,920,140
Care Investment Trust, Inc.	58,760	674,565
Extendicare Real Estate Investment Trust (Canada)	26,190	171,032
HCP, Inc.	188,682	7,571,809
Healthcare Realty Trust, Inc.	516,930	15,068,509
National Health Investors, Inc.	31,679	1,082,788
Senior Housing Property Trust	703,570	16,766,073

		48,572,336

Industrial 5.8%
AMB Property Corp.	135,229	6,125,874
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to 9/10/08, Cost $2,489,000) (a)(b)(c)	4,978	2,489,000
DCT Industrial Trust, Inc.	281,030	2,104,915
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07 to 06/24/08, Cost $1,800,000) (a)(b)(c)	1,930,179	1,799,999
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to 09/14/07, Cost $2,800,000) (a)(b)(c)	2,800,000	2,301,726
ProLogis	412,171	17,010,297

		31,831,811

Land 2.7%
Plum Creek Timber Co., Inc.	301,472	15,031,394

Lodging/Resorts 9.7%
Hersha Hospitality Trust, Class A	320,773	2,386,551
Host Marriott Corp.	1,562,917	20,771,167
Morgans Hotel Group Co. (a)	308,715	3,368,081

	Number of
Description	Shares	Value

Lodging/Resorts (continued)
Starwood Hotels & Resorts Worldwide, Inc.	679,974	$19,134,468
Strategic Hotels & Resorts, Inc.	1,014,668	7,660,744

		53,321,011

Mixed Office/Industrial 3.0%
Duke Realty Corp.	144,303	3,546,967
Liberty Property Trust	244,095	9,190,177
PS Business Parks, Inc.	67,558	3,891,341

		16,628,485

Office 14.8%
Boston Properties, Inc.	337,421	31,602,851
Brandywine Realty Trust	6,449	103,377
Broadreach Capital Partners Realty, L.P. I (Acquired 05/29/03 to 05/29/08, Cost $1,473,051) (b)(c)	2,789,299	1,303,314
Broadreach Capital Partners Realty II, L.P. (Acquired 10/02/06 to 12/17/07, Cost $3,103,572) (a)(b)(c)	3,103,572	3,103,572
Brookfield Properties Corp. (Canada)	1,258,720	19,938,125
Douglas Emmett, Inc.	173,122	3,993,925
Kilroy Realty Corp.	89,130	4,259,523
Mack-Cali Realty Corp.	431,497	14,614,803
Parkway Properties, Inc.	50,756	1,921,622

		80,841,112

Residential Apartments 18.1%
Apartment Investment & Management Co., Class A	2,565	89,826
Atlantic Gulf Communities Corp. (a)(b)	131,004	0
Atlantic Gulf Communities Corp. Convertible Preferred, Ser B (a)(b)(d)	30,570	0
Atlantic Gulf Communities Corp.-Preferred, Ser B (a)(b)	43,609	0
Avalonbay Communities, Inc.	374,936	36,901,201
Camden Property Trust	276,883	12,697,854
Equity Residential Properties Trust	817,572	36,308,373
Post Properties, Inc.	468,264	13,097,344

		99,094,598

	Number of
Description	Shares	Value

Residential Manufactured Homes 2.2%
Equity Lifestyle Properties, Inc.	224,716	$11,916,690

Retail Regional Malls 13.0%
General Growth Properties, Inc.	305,912	4,619,271
Macerich Co.	163,147	10,384,307
Simon Property Group, Inc.	523,921	50,820,337
Taubman Centers, Inc.	105,498	5,274,900

		71,098,815

Retail Strip Centers 9.0%
Acadia Realty Trust	227,965	5,762,955
Developers Diversified Realty Corp.	12,480	395,491
Equity One, Inc.	8,770	179,698
Federal Realty Investment Trust	162,603	13,918,817
Ramco-Gershenson Properties Trust	59,650	1,337,353
Regency Centers Corp.	409,610	27,316,891
Weingarten Realty Investors	7,660	273,232

		49,184,437

Self Storage 3.2%
Public Storage, Inc.	128,868	12,759,220
Sovran Self Storage, Inc.	104,072	4,650,978

		17,410,198

Total Long-Term Investments 96.2%
(Cost $434,271,928)		526,599,597

Repurchase Agreements 3.2%
Banc of America Securities ($6,554,813 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $6,555,186)		6,554,813
Citigroup Global Markets, Inc. ($6,554,813 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $6,555,086)		6,554,813

Description	Value

Repurchase Agreements (continued)
JPMorgan Chase & Co. ($1,966,444 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $1,966,499)	1,966,444
State Street Bank & Trust Co. ($2,584,930 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $2,585,027)	2,584,930

Total Repurchase Agreements 3.2% (Cost $17,661,000)	17,661,000

Total Investments 99.4% (Cost $451,932,928)	544,260,597

Foreign Currency 0.0% (Cost $14,854)	14,190

Other Assets in Excess of Liabilities 0.6%	3,541,549

Net Assets 100.0%	$547,816,336

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.0% of net assets.

(d)	Security is in default.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘FAS 157’’), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$515,601,986
Level 2 — Other Significant Observable Inputs	17,661,000
Level 3 — Significant Unobservable Inputs	10,997,611

Total	$544,260,597

     Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of December 31, 2007	$9,267,719
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation	—
Net purchases/sales	1,729,892
Net transfers in and/or out of Level 3	—

Balance as of September 30, 2008	$10,997,611

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$-0-

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
     The Fund invests a significant portion of its assets in securities of real estate investment trust ("REIT"). The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Real Estate Securities Fund

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008